Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

	December 31, 2023	December 31, 2022
Manufacturing equipment	$582	$546
Furniture and equipment	10,461	10,203
Leasehold improvements	7,465	6,674
Computers and software	30,641	27,140
	49,149	44,563

Less—accumulated depreciation	(33,253)	(27,304)
	$15,896	$17,259